CASH GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Disclosure of cash generated from operations

	US Dollars
Figures in millions	2023	2022	2021
		Restated (1)	Restated (1)

Profit (loss) before taxation	63	472	949
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	9	6	—
Amortisation of tangible and right of use assets (note 4)	657	636	476
Amortisation of intangible assets (note 4)	1	1	3
Finance costs and unwinding of obligations (note 6)	157	149	116
Environmental, rehabilitation, silicosis and other provisions	(75)	(85)	(20)
Impairment and derecognition of assets	234	319	7
Profit on sale of assets	(14)	(8)	(22)
Other expenses (income) (non cash portion)	71	9	61
Interest income	(127)	(81)	(58)
Share of associates and joint ventures’ (profit) loss	(207)	(161)	(245)
Other non-cash movements	27	25	28
Other exchange losses	168	102	2
Movements in working capital	(93)	(140)	56
	871	1,244	1,353
Movements in working capital:
(Increase) decrease in inventories	(58)	(54)	58
Increase in trade, other receivables and other assets	(117)	(152)	(46)
Increase in trade, other payables and provisions	82	66	44
	(93)	(140)	56
(1)Comparative periods have been retrospectively restated. Refer to note 1.3.